Calvert
International Equity Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Belgium — 2.3%
KBC Group NV	142,185	$ 19,419,863
		$ 19,419,863
Denmark — 0.8%
Coloplast AS, Class B	123,270	$ 7,020,764
		$ 7,020,764
France — 18.5%
AXA SA	480,997	$ 24,102,480
BNP Paribas SA	221,949	25,922,123
L'Oreal Prime De Fidelite(1)	53,204	23,322,330
L'Oreal SA	16,741	7,338,529
LVMH Moet Hennessy Louis Vuitton SE	45,086	24,935,270
Safran SA	55,745	21,968,027
Schneider Electric SE	80,943	26,486,626
		$154,075,385
Germany — 1.6%
Infineon Technologies AG	144,463	$13,608,688
		$13,608,688
Hong Kong — 3.2%
AIA Group Ltd.	2,869,780	$26,273,499
		$26,273,499
India — 1.9%
HDFC Bank Ltd.	1,891,602	$15,964,094
		$15,964,094
Japan — 9.5%
Keyence Corp.	52,602	$26,589,625
Recruit Holdings Co. Ltd.	226,533	15,761,924
Terumo Corp.	1,010,723	13,803,988
Tokyo Electron Ltd.	47,778	23,165,344
		$79,320,881
Netherlands — 6.8%
ASML Holding NV	24,073	$47,668,762
IMCD NV	103,186	9,330,471
		$56,999,233
Singapore — 2.9%
DBS Group Holdings Ltd.	480,387	$24,324,295
		$24,324,295
Spain — 5.6%
Amadeus IT Group SA(2)	326,591	$19,105,971
Iberdrola SA	1,112,727	27,695,301
		$46,801,272
Security	Shares	Value
Sweden — 3.5%
Atlas Copco AB, Class A	787,570	$ 15,963,250
Indutrade AB	649,426	13,438,620
		$ 29,401,870
Switzerland — 16.7%
Cie Financiere Richemont SA, Class A	106,090	$ 24,488,583
Lonza Group AG	22,934	15,471,370
Nestle SA	387,564	39,750,555
Roche Holding AG	65,360	26,868,598
Sika AG	81,438	16,793,809
Straumann Holding AG	119,562	15,716,168
		$139,089,083
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	25,165	$12,018,049
		$12,018,049
United Kingdom — 22.9%
AstraZeneca PLC	180,370	$33,675,836
Compass Group PLC	966,211	31,217,634
Halma PLC	399,293	20,870,398
InterContinental Hotels Group PLC	122,055	20,979,130
Intertek Group PLC	154,650	11,904,649
London Stock Exchange Group PLC	149,204	16,131,272
NatWest Group PLC	2,934,952	25,897,865
Reckitt Benckiser Group PLC	197,610	12,871,041
RELX PLC	549,847	17,377,810
		$190,925,635
Total Common Stocks (identified cost $581,176,215)		$815,242,611

Preferred Stocks — 0.0%

Security	Shares	Value
Mexico — 0.0%
FINAE, Series D(1)(3)(4)	2,597,442	$ 0
		$ 0
United States — 0.0%
Bioceptive, Inc.:
Series A(1)(3)(4)	582,574	$ 0
Series B(1)(3)(4)	40,523	0
		$ 0
Total Preferred Stocks (identified cost $491,304)		$ 0

Calvert
International Equity Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Venture Capital Limited Partnership Interests — 0.0%†

Security	Value
Africa Renewable Energy Fund LP(1)(3)(4)	$ 75,739
gNet Defta Development Holding LLC(1)(3)(4)(5)	92,630
Total Venture Capital Limited Partnership Interests (identified cost $1,397,005)	$ 168,369

Short-Term Investments — 2.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(6)	18,901,096	$ 18,901,096
Total Short-Term Investments (identified cost $18,901,096)		$ 18,901,096

Total Investments — 99.9% (identified cost $601,965,620)	$834,312,076
Other Assets, Less Liabilities — 0.1%	$ 1,037,914
Net Assets — 100.0%	$835,349,990

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $1,149,724 and the total market value of the collateral received by the Fund was $1,222,444.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $168,369, which represents less than 0.05% of the net assets of the Fund as of June 30, 2026.
(5)	May be deemed to be an affiliated company.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
At June 30, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	21.3%
Information Technology	17.2
Industrials	15.8
Consumer Discretionary	14.5
Health Care	13.5
Consumer Staples	10.0
Utilities	3.3
Materials	2.0
Venture Capital	0.0*
Total	97.6%

*	Amount is less than 0.05%.

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund LP	4/17/14, 5/13/19	$997,005
Bioceptive, Inc., Series A	10/26/12, 12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
FINAE, Series D	2/28/11, 11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
		$1,888,309

Abbreviations:
ADR	– American Depositary Receipt
The Fund did not have any open derivative instruments at June 30, 2026.

Calvert
International Equity Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2026, the value of the Fund's investment in companies and funds that may be deemed to be affiliated was $18,993,726, which represents 2.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Shares, end of period
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)	$ 100,302	$ —	$ —	$ —	$(7,672)	$ 92,630	$ —	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(2)	31,337,404	150,969,435	(163,405,743)	—	—	18,901,096	249,362	18,901,096
Total				$ —	$(7,672)	$18,993,726	$249,362

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Belgium	$ —	$19,419,863	$ —	$19,419,863
Denmark	—	7,020,764	—	7,020,764
France	—	154,075,385	—	154,075,385
Germany	—	13,608,688	—	13,608,688
Hong Kong	—	26,273,499	—	26,273,499
India	—	15,964,094	—	15,964,094
Japan	—	79,320,881	—	79,320,881
Netherlands	—	56,999,233	—	56,999,233
Singapore	—	24,324,295	—	24,324,295
Spain	—	46,801,272	—	46,801,272
Sweden	—	29,401,870	—	29,401,870
Switzerland	—	139,089,083	—	139,089,083
Taiwan	12,018,049	—	—	12,018,049
United Kingdom	—	190,925,635	—	190,925,635
Total Common Stocks	$12,018,049	$803,224,562(2)	$ —	$815,242,611
Preferred Stocks - Venture Capital	$ —	$ —	$0	$0
Venture Capital Limited Partnership Interests	—	—	168,369	168,369

Calvert
International Equity Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Short-Term Investments	$18,901,096	$ —	$ —	$18,901,096
Total Investments	$30,919,145	$803,224,562	$168,369	$834,312,076

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2026 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
4